Dreyfus Investment Funds

Dreyfus/The Boston Company Small Cap Growth Fund

Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

Dreyfus/The Boston Company Small Cap Value Fund

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Dreyfus/Standish Intermediate Tax Exempt Bond Fund

Dreyfus/Newton International Equity Fund

(each, a “Fund”)

Incorporated herein by reference is the definitive version of the prospectus for each Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on February 23, 2011 (SEC Accession No. 0000914775-11-000030).